Share Capital (Tables)	6 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Issued and Fully Paid Ordinary Shares
	31 December 2023		30 June 2023
	Number of		Number of
	shares	Amount	shares	Amount
		RM		RM

Issued and fully paid ordinary shares
At the beginning of the period/year	26,437,500	23,308,795	10,000,000	4,416
Issuance of shares	-	-	16,437,500	23,304,379
As at end of the period/year	26,437,500	23,308,795	26,437,500	23,308,795